Lease obligations (Tables)	12 Months Ended
Dec. 31, 2025
Lease obligations
Lease Obligations
	For the year ended December 31,
	2025	2024
Opening balance, January 1	$2,301,542	$595,517
Additions	-	2,252,803
Operating lease payments	(240,676)	(364,712)
Finance lease principal payments	(565,969)	(359,706)
Lease accretion	113,041	99,803
Foreign exchange	(34,636)	77,837
Closing Balance	1,573,302	2,301,542
Current portion of lease obligations	752,378	693,607
Long-term lease obligations	820,924	1,607,935

Maturity of Lease Liabilities
Maturity of lease liabilities:	Finance Lease1.	Operating Leases	Total
2026	661,816	240,391	902,207
2027	111,248	237,252	348,500
2028	-	237,252	237,252
2029	-	237,252	237,252
2030	-	177,939	177,939
Total lease payments	773,064	1,130,086	1,903,150
Less imputed interest	(55,078)	(274,770)	(329,848)
Total discounted lease payments	717,986	855,316	1,573,302
Current portion of lease obligations	608,404	143,974	752,378
Non-current portion of lease obligations	109,582	711,342	820,924

Schedule of Non-cash lease amortization and accretion
	For the years ended December 31,
	2025	2024	2023
Amortization of lease incentives and other	$(5,672)	$(9,997)	$(8,099)
ROU asset amortization	127,634	263,627	600,911
Lease liability accretion	113,041	99,803	90,378
	235,003	353,433	683,190